SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

Xtrackers MSCI Kokusai Equity ETF (KOKU)
The fund is classified as “diversified.” All references to the fund being non-diversified are hereby deleted.
The following disclosure is added to the “Diversification Status” sub-section under the “INVESTMENT RESTRICTIONS” heading of the fund’s Statement of Additional Information:
Xtrackers MSCI Kokusai Equity ETF is classified as “diversified” under the 1940 Act.
Please Retain This Supplement for Future Reference
April 10, 2023
SAISTKR23-09